Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 5,767
Net defined benefit liability (asset)	6,510	$ 5,767
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	42,909
Net defined benefit liability (asset)	47,688	42,909
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(37,107)
Net defined benefit liability (asset)	(41,162)	(37,107)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(35)
Net defined benefit liability (asset)	(16)	(35)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,181
Net defined benefit liability (asset)	6,969	6,181
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	42,799
Net defined benefit liability (asset)	47,567	42,799
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(36,583)
Net defined benefit liability (asset)	(40,582)	(36,583)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(35)
Net defined benefit liability (asset)	(16)	(35)
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	7,458	8,195
Service cost	(64)	(293)
– current service cost	(40)	(44)
– past service cost and gains/(losses) from settlements	(24)	(249)
Net interest income/(cost) on the net defined benefit asset/(liability)	211	212
Remeasurement effects recognised in other comprehensive income	(343)	(325)
– return on plan assets (excluding interest income)	2,205	(1,478)
– actuarial gains/(losses)	(2,548)	1,153
– other changes	0	0
Exchange differences	264	(437)
Benefits paid	0	0
Other movements	190	106
Net defined benefit liability (asset)	7,716	7,458
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	34,074	37,747
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	939	955
Remeasurement effects recognised in other comprehensive income	2,205	(1,478)
– return on plan assets (excluding interest income)	2,205	(1,478)
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	1,300	(2,002)
Benefits paid	(1,014)	(1,132)
Other movements	370	(16)
Net defined benefit liability (asset)	37,874	34,074
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(26,616)	(29,552)
Service cost	(64)	(293)
– current service cost	(40)	(44)
– past service cost and gains/(losses) from settlements	(24)	(249)
Net interest income/(cost) on the net defined benefit asset/(liability)	(728)	(743)
Remeasurement effects recognised in other comprehensive income	(2,548)	1,153
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	(2,548)	1,153
– other changes	0	0
Exchange differences	(1,036)	1,565
Benefits paid	1,014	1,132
Other movements	(180)	122
Net defined benefit liability (asset)	(30,158)	(26,616)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(1,277)	(1,056)
Service cost	(246)	(202)
– current service cost	(183)	(179)
– past service cost and gains/(losses) from settlements	(63)	(23)
Net interest income/(cost) on the net defined benefit asset/(liability)	(24)	(31)
Remeasurement effects recognised in other comprehensive income	366	(151)
– return on plan assets (excluding interest income)	870	(591)
– actuarial gains/(losses)	(1,348)	403
– other changes	844	37
Exchange differences	0	(62)
Benefits paid	74	6
Other movements	360	219
Net defined benefit liability (asset)	(747)	(1,277)
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	8,725	9,518
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	269	235
Remeasurement effects recognised in other comprehensive income	867	(591)
– return on plan assets (excluding interest income)	870	(591)
– actuarial gains/(losses)	0	0
– other changes	(3)	0
Exchange differences	181	(187)
Benefits paid	(620)	(544)
Other movements	271	294
Net defined benefit liability (asset)	9,693	8,725
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(9,967)	(10,537)
Service cost	(246)	(202)
– current service cost	(183)	(179)
– past service cost and gains/(losses) from settlements	(63)	(23)
Net interest income/(cost) on the net defined benefit asset/(liability)	(293)	(265)
Remeasurement effects recognised in other comprehensive income	(521)	440
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	(1,348)	403
– other changes	827	37
Exchange differences	(180)	122
Benefits paid	694	550
Other movements	89	(75)
Net defined benefit liability (asset)	(10,424)	(9,967)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(35)	(37)
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	(1)
Remeasurement effects recognised in other comprehensive income	20	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	0	0
– other changes	20	0
Exchange differences	(1)	3
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	$ (16)	$ (35)